Long-term Debt - Terms and Amendments (Details)	12 Months Ended
Dec. 31, 2012
Debt Instrument [Line Items]
Payment terms	The bank loans are payable in U.S. Dollars in quarterly and semi-annual installments with balloon payments due at maturity between April 2016 and December 2020.
Term bank loan - Nordea Finland Plc.
Debt Instrument [Line Items]
Covenant description	On May 9, 2012, the Company, through its wholly owned subsidiary Drillships Holdings Inc., signed an amendment under its $800,000 secured term loan agreement with Nordea Finland Plc. to, among other things, terminate the guarantee by DryShips and remove the related covenants and cross-acceleration provisions relating to DryShips's indebtedness and the Company's indebtedness under its other credit facilities. As a result of the amendment, a default by DryShips under one of its loan agreements or a default by the Company under one of its other credit facilities and the acceleration of the related debt will not result in a cross-default under the Company's $800,000 secured term loan agreement that would provide the Company's lenders with the right to accelerate the outstanding debt under the loan agreement. In addition, under the terms of the loan agreement, as amended, (i) the Company is permitted to buy back its own common shares; (ii) Drillships Holdings Inc., is able to pay dividends to Ocean Rig UDW Inc. as its shareholder; and (iii) the Company is permitted to , pay dividends or make any other distributions to its shareholders up to 50% of its net income, provided it maintained minimum liquidity in an aggregate amount of not less than $200,000 in cash and cash equivalents and restricted cash in the previous year from the date of the dividend, distribution or buy back of share capital and provide evidence to the lenders through cash flow forecasts that will maintain such level for the next 12 months. The amendment also provides for a reduction in the amount of minimum free cash required to be maintained by Drillships Holdings Inc. from $75,000 to $50,000. Under the original and the amended agreements, the Company is also required to maintain minimum free cash of $100,000.
Credit facility - Deutsche Bank Luxembourg SA
Debt Instrument [Line Items]
Covenant description	On May 14, 2012, the Company signed amendments to its two $495,000 credit facilities with Deutsche Bank Luxembourg SA. as agent (the "Deutsche Bank Credit Facilities") to, among other things, remove the payment guarantee of DryShips, subject to reinstatement as discussed below and remove the financial covenants for DryShips and the cross-default provision relating to DryShips' outstanding indebtedness. As a result of the amendments, a default by DryShips under one of its loan agreements will not result in a cross-default under the Deutsche Bank Credit Facilities that would provide the lenders thereunder with the right to accelerate the Company's outstanding debt. In addition, the amendments removed the automatic prepayment mechanism under the facilities. The Company is also required to increase its debt service reserve account by $57,000 beginning September 2014. Furthermore, under the amended Deutsche Bank Credit Facilities, the Company is permitted to pay dividends, make distributions and effect redemptions or returns of share capital up to 50% of net income, provided it maintains minimum liquidity in an aggregate amount of not less than $200,000 in cash and cash equivalents and restricted cash evidenced through cash flow forecasts for the next 12 months following the date of the dividend, distribution or redemption or return of share capital. Under the terms of the amended Deutsche Bank Credit Facilities, in the event of a breach by the Company of the financial covenants, the unconditional and irrevocable payment guarantees of DryShips will be reinstated; pursuant to which DryShips will be obligated to pay, upon demand by the lenders, any amount outstanding under the loans upon a failure by the Company to pay such amount. In addition, DryShips will be required to indemnify the lenders in respect of any losses they incur in respect of any amounts due under the loans that are not recoverable from DryShips under the guarantees and that the Company fails to pay. The amount payable by DryShips under the guarantees will be limited to $214,000 with respect to the facility for the Ocean Rig Poseidon and $225,000 with respect to the facility for the Ocean Rig Mykonos, in each case plus any other amounts that become payable in connection with the payment of such amount. The guarantees do not include any financial covenants applicable to DryShips or cross-default provisions in relation to DryShips' indebtedness for its drybulk carrier and tanker fleet.
Credit facility - DNB Bank ASA
Debt Instrument [Line Items]
Covenant description	On May 18, 2012, the Company signed an amendment under its $1,040,000 credit facility with DNB Bank ASA as agent, to amend the facility to among other things, replace the cross-acceleration clause relating to DryShips' indebtedness with cross-acceleration clause to the Company's indebtedness under its other credit facilities. In September 2012 , the outstanding balance of the loan has been fully repaid from the proceeds of the offering of Drill Rigs Senior Notes, as discussed above.